Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 194,823,475	$ 203,989,518
Trade receivables, gross	81,617,823	21,255
Trade receivables, net	279,341,900	205,564,029
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,542,774
Trade receivables, gross	81,617,823	21,255
On Demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,454,217
1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	2,635,343	671,037
1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	14,257	248,135
31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	290,383	224
91-120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	13,672	7,274
121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	512,146	39,001
151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	25,744	43,681
181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	484,408	56,046
211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	5,700,993	5,882,588
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,700,993	5,882,588
Portfolio Stratification
Trade And Other Receivables [Line Items]
Trade receivables, gross	81,617,823	21,255
Trade receivables, net	194,823,475	203,989,518
Portfolio Stratification | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	187,497,197	198,454,217
Portfolio Stratification | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	2,635,343	671,037
Portfolio Stratification | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	14,257	248,135
Portfolio Stratification | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	549,934	140,571
Portfolio Stratification | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	290,383	224
Portfolio Stratification | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	13,672	7,274
Portfolio Stratification | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	512,146	39,001
Portfolio Stratification | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	25,744	43,681
Portfolio Stratification | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	484,408	56,046
Portfolio Stratification | 251-365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	798,160	787,999
Portfolio Stratification | More than 365 days
Trade And Other Receivables [Line Items]
Trade receivables, net	2,002,231	3,541,333
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,542,774
Allowance for doubtful accounts	(2,900,602)	(1,553,256)
Trade receivables, gross	81,617,823	21,255
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,542,774
Trade receivables, gross	81,617,823	21,255
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,512,607
Trade receivables, gross	81,617,823
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		30,167
Trade receivables, gross		21,255
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Unbilled Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		165,128,644
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		40,414,130
Trade receivables, gross		21,255
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,454,217
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,454,217
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,424,050
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		30,167
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Unbilled Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		165,128,644
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		33,325,573
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		671,037
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		248,135
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934	140,571
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934	140,571
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934	140,571
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		140,571
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		224
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		7,274
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		39,001
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		43,681
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		56,046
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	798,160	787,999
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	798,160	787,999
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	798,160	787,999
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		787,999
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days
Trade And Other Receivables [Line Items]
Trade receivables, gross	4,902,833	5,094,589
Allowance for doubtful accounts	(2,900,602)	(1,553,256)
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	4,902,833	5,094,589
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 4,902,833	5,094,589
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		$ 5,094,589